Schedule of investments
Macquarie Global Infrastructure Total Return Fund Inc.	August 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 140.39%Δ
Australia − 9.73%
Atlas Arteria <<	1,876,767	$ 10,210,027
Transurban Group <<	2,375,302	22,535,607
		32,745,634
Brazil − 0.98%
CCR	1,228,433	3,282,181
		3,282,181
Canada − 15.80%
Enbridge <<	564,824	23,292,243
Gibson Energy <<	413,292	7,801,050
Hydro One 144A #, <<	130,842	3,542,652
TC Energy <<	384,126	18,510,933
		53,146,878
China/Hong Kong − 2.32%
CLP Holdings <<	904,000	7,789,132
		7,789,132
Denmark − 1.88%
Orsted 144A #, <<	64,690	6,313,907
		6,313,907
France − 4.20%
Vinci <<	153,325	14,144,765
		14,144,765
Germany − 1.08%
Vantage Towers <<	140,085	3,631,867
		3,631,867
Italy − 16.57%
Atlantia <<	694,974	15,913,839
Enav 144A #, <<, †	3,947,202	16,318,223
Enel <<	1,628,457	7,652,235
Snam <<	925,061	4,396,730
Terna - Rete Elettrica Nazionale <<	1,615,469	11,484,707
		55,765,734
Japan − 6.61%
East Japan Railway <<	232,700	12,053,088
West Japan Railway <<	261,400	10,173,265
		22,226,353
NQ-MGU [8/22] 10/22 (2460478)    1

Schedule of investments
Macquarie Global Infrastructure Total Return Fund Inc.   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Mexico − 3.89%
ALEATICA <<, †	7,465,616	$ 5,795,659
Grupo Aeroportuario del Centro Norte <<	1,115,872	7,302,892
		13,098,551
Netherlands − 1.40%
Koninklijke Vopak <<	214,715	4,726,193
		4,726,193
New Zealand − 1.36%
Auckland International Airport <<, †	994,242	4,585,210
		4,585,210
Spain − 11.32%
Aena SME 144A #, <<, †	183,641	22,555,099
Cellnex Telecom 144A #, <<	131,907	5,136,819
Iberdrola <<	676,741	7,046,024
Sacyr <<	1,493,429	3,340,643
		38,078,585
United Kingdom − 12.84%
National Grid <<	1,316,438	16,392,085
Severn Trent <<	424,331	13,706,559
SSE <<	684,302	13,113,088
		43,211,732
United States − 50.41%
Ameren <<	75,684	7,009,852
American Electric Power <<	209,731	21,015,046
Archaea Energy <<, †	583,929	11,538,437
Cheniere Energy <<	91,362	14,634,365
CMS Energy <<	91,471	6,177,951
Essential Utilities <<	128,493	6,315,431
Eversource Energy <<	130,569	11,710,734
Kinder Morgan <<	743,763	13,625,738
NextEra Energy <<	335,989	28,579,225
NiSource <<	132,708	3,916,213
ONEOK <<	75,775	4,639,703
PPL <<	458,746	13,340,334
Sempra Energy <<	100,017	16,499,805
Xcel Energy <<	143,101	10,625,249
		169,628,083
Total Common Stocks (cost $467,740,622)		472,374,805

2    NQ-MGU [8/22] 10/22 (2460478)

(Unaudited)
	Number of shares	Value (US $)

Master Limited Partnerships – 1.04%
Magellan Midstream Partners <<	67,474	$ 3,483,683
Total Master Limited Partnerships (cost $3,380,328)		3,483,683
Total Value of Securities−141.43% (cost $471,120,950)		475,858,488
Leverage Facility - (44.61%)		(150,098,000)
Receivables and Other Assets Net of Liabilities — 3.18%	10,703,086
Net Assets Applicable to 12,303,293 Shares Outstanding — 100.00%	$336,463,574
Δ	Securities have been classified by country of risk.
<<	Fully or partially pledged as collateral for borrowing transactions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $53,866,700, which represents 16.01% of the Fund's net assets.
†	Non-income producing security.
NQ-MGU [8/22] 10/22 (2460478)    3